INVESTMENT IN UNCONSOLIDATED ENTITY - Narrative (Q3) (Details) - Rich Uncles Real Estate Investment Trust - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Ownership percentage					72.70%
Ownership percentage by noncontrolling owners					27.30%
Dividends	$ 85,962	$ 207,950	$ 247,929	$ 542,140
Hagg Lane II, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage by noncontrolling owners					23.40%
Hagg Lane III, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage by noncontrolling owners					3.90%